Share-Based Payment (Details) - USD ($)		12 Months Ended
	Jan. 25, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 06, 2025	Jun. 05, 2025	May 16, 2025	May 01, 2025	Feb. 25, 2025	Jan. 28, 2025	Jul. 01, 2024	Jun. 07, 2024
Share-Based Payment to Directors and Management [Line Items]
Booked in accounts (in Dollars)		$ 30,566,894	$ 608,156
Steve Parkes [Member]
Share-Based Payment to Directors and Management [Line Items]
Issued shares										100,000
Steve Parkes [Member] | Tranche A [Member]
Share-Based Payment to Directors and Management [Line Items]
Booked in accounts (in Dollars)		807,000
Michael Ryan [Member]
Share-Based Payment to Directors and Management [Line Items]
Issued shares										100,000
Booked in accounts (in Dollars)		807,000
John Thomas [Member]
Share-Based Payment to Directors and Management [Line Items]
Issued shares								100,000
Booked in accounts (in Dollars)		155,000
Thomas McNamara [Member]
Share-Based Payment to Directors and Management [Line Items]
Issued shares								100,000
Booked in accounts (in Dollars)		155,000
Suppliers - Skylong Asset Limited [Member]
Share-Based Payment to Directors and Management [Line Items]
Issued shares	10,000
Booked in accounts (in Dollars)		80,700
Suppliers-Bellatrix Corporate Pty Ltd (Bellatrix) [Member]
Share-Based Payment to Directors and Management [Line Items]
Issued shares	100,000
Booked in accounts (in Dollars)		807,000
Suppliers – Alberta Inc [Member]
Share-Based Payment to Directors and Management [Line Items]
Issued shares						500,000
Booked in accounts (in Dollars)		955,000
Suppliers - Skylong Asset Limited [Member]
Share-Based Payment to Directors and Management [Line Items]
Issued shares					350,365
Booked in accounts (in Dollars)		$ 480,000
RSU’s [Member]
Share-Based Payment to Directors and Management [Line Items]
Issued shares		2,380,008					1,810,000				1,285,000	955,000
Shares revised	2,240,000
Booked in accounts (in Dollars)		$ 2,552,100
RSU’s [Member] | RSUs to Directors and Management [Member]
Share-Based Payment to Directors and Management [Line Items]
Booked in accounts (in Dollars)		22,568,094
Director of Tony Sage [Member]
Share-Based Payment to Directors and Management [Line Items]
Issued shares									500,000
Booked in accounts (in Dollars)		$ 1,200,000